Accounts Receivable, Net - Schedule of Analysis of Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Receivables [Abstract]
Beginning balance	$ 202	1,253	1,161
Additions charged to bad debt expense	56	348	251
Reversal	(49)	(306)	0
Write off	(155)	(960)	(159)
Ending balance	$ 54	335	1,253